Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Mar. 31, 2016
Current assets
Cash and cash equivalents	$ 520,034	$ 472,317
Accounts receivable, net	87,290	58,307
Investment tax credits receivable	50,696	281,644
Other tax credits	102,042	84,652
Prepaid expenses	21,373	24,959
Total Current Assets	781,435	921,879
Investments	116,073	116,414
Property and equipment, net	26,136	26,317
Total Assets	923,644	1,064,610
Current liabilities
Accounts payable	22,266	9,161
Accrued liabilities	35,070	41,518
Deferred revenue	82,670	110,969
Total current liabiliities	140,006	161,648
Deferred rent	10,343	11,035
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at June 30, 2016 and March 31, 2016.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at June 30, 2016 and March 31, 2016.
Common shares, no par value, Unlimited authorized shares; 157,809,851 shares issued and outstanding as at June 30, 2016 and 157,809,851 shares as at March 31, 2016.	$ 19,484,482	$ 19,484,482
Additional paid-in capital	2,960,789	2,960,789
Accumulated deficit	(21,330,832)	(21,213,270)
Accumulated other comprehensive income	(341,144)	340,074
Total shareholders' equity	773,295	1,064,610
Total liability and equity	$ 923,644	$ 1,064,610